Note 30 - Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Note 30 - Related Party Transactions

30Related party transactions

As of December 31, 2022:

■	San Faustin owned 713,605,187 shares in the Company, representing 60.45% of the Company’s capital and voting rights.
■

San Faustin owned all of its shares in the Company through its wholly-owned subsidiary Techint Holdings S.àr.l., a Luxembourg société à responsabilité limitée (“Techint”), who is the holder of record of the above-mentioned Tenaris shares.

■

Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin, a private foundation located in the Netherlands (Stichting) (“RP STAK”) held voting shares in San Faustin sufficient in number to control San Faustin.

■	No person or group of persons controls RP STAK.

Based on the information most recently available to the Company, Tenaris’s directors and senior management as a group owned 0.07% of the Company’s outstanding shares.

Transactions and balances disclosed as with “non-consolidated parties” are those with companies over which Tenaris exerts significant influence or joint control in accordance with IFRS, but does not have control. All other transactions and balances with related parties which are not non-consolidated parties and which are not consolidated are disclosed as “Other”. The following transactions were carried out with related parties:

		Year ended December 31,
(i)	Transactions	2022	2021	2020
	(a) Sales of goods and services
	Sales of goods to non-consolidated parties	100,019	71,879	20,183
	Sales of goods to other related parties	151,884	76,467	18,243
	Sales of services to non-consolidated parties	5,407	4,161	5,829
	Sales of services to other related parties	109,123	49,268	5,049
		366,433	201,775	49,304
	(b) Purchases of goods and services
	Purchases of goods to non-consolidated parties	656,877	294,929	84,485
	Purchases of goods to other related parties	51,040	32,453	12,892
	Purchases of services to non-consolidated parties	13,759	9,763	6,979
	Purchases of services to other related parties	36,767	13,806	18,133
		758,443	350,951	122,489

		At December 31,
(ii)	Period-end balances	2022	2021
	(a) Arising from sales / purchases of goods / services
	Receivables from non-consolidated parties	69,135	66,896
	Receivables from other related parties	78,370	33,122
	Payables to non-consolidated parties	(142,228)	(45,092)
	Payables to other related parties	(13,283)	(2,125)
		(8,006)	52,801
	(b) Financial debt
	Finance lease liabilities from non-consolidated parties	(1,650)	(1,936)
	Finance lease liabilities from other related parties	(483)	(624)
		(2,133)	(2,560)

In addition to the tables above, the Company issued various guarantees in favor of Techgen and GPC; for further details, please see note 13 (c and d) and note 26 (ii) to these Consolidated Financial Statements. No other material guarantees were issued in favor of other related parties.

Directors and senior management compensation

During the years ended December 31, 2022, 2021 and 2020, the cash compensation of Directors and Senior managers amounted to $35.2 million, $37.7 million and $27.4 million respectively. These amounts include cash benefits paid to certain senior managers in connection with the pre-existing retirement plans. In addition, Directors and Senior managers received 437, 382 and 522 thousand units for a total amount of $5.1 million, $3.9 million and $5 million respectively in connection with the Employee retention and long-term incentive program mentioned in note II.P.3 “Employee benefits – Other long-term benefits” to these Consolidated Financial Statements.